SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Jan. 05, 2024	Jun. 30, 2026	Dec. 31, 2025	Feb. 14, 2022
Equity [Abstract]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	100,000,000
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.001
Stock split	1:2 forward stock split
Authorized share capital	$ 100,000